Vessels, net, Net Book Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Book Value [Abstract]
Beginning balance	$ 108,086,280
Ending balance	92,486,178	$ 108,086,280
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	111,754,934	0
Acquisitions, improvements, and other vessel costs	385,729	111,754,934
Vessel disposal	(10,018,583)
Ending balance	102,122,080	111,754,934
Accumulated Depreciation [Abstract]
Beginning balance	(3,668,654)	0
Vessel disposal	599,930
Period depreciation	(6,567,178)	(3,668,654)
Ending balance	(9,635,902)	(3,668,654)
Net Book Value [Abstract]
Beginning balance	108,086,280	0
Vessel disposal	(9,418,653)
Ending balance	$ 92,486,178	$ 108,086,280